Average Annual Total Returns - Artisan Mid Cap Fund	Investor 1-Year	Investor 5-Year	Investor 10-Year	Investor Since Inception	Investor Inception Date	Investor Return After Taxes on Distributions 1-Year	Investor Return After Taxes on Distributions 5-Year	Investor Return After Taxes on Distributions 10-Year	Investor Return After Taxes on Distributions Since Inception	Investor Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 10-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Investor Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor 1-Year	Advisor 5-Year	Advisor 10-Year	Advisor Since Inception	Advisor Inception Date	Advisor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional 1-Year	Institutional 5-Year	Institutional 10-Year	Institutional Since Inception	Institutional Inception Date	Institutional Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 10-Year	Institutional Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 10-Year	Institutional Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	58.75%	20.24%	15.87%	14.98%	Jun. 27, 1997	52.93%	16.23%	12.99%	13.03%	37.49%	15.05%	12.28%	12.53%	17.10%	13.40%	12.41%	10.18%	35.59%	18.66%	15.04%	10.11%	58.98%	20.42%		17.36%	Apr. 01, 2015	17.10%	13.40%		10.40%	35.59%	18.66%		15.04%	59.10%	20.52%	16.16%	10.79%	Jul. 01, 2000	17.10%	13.40%	12.41%	9.35%	35.59%	18.66%	15.04%	7.43%